Bank Borrowings	3 Months Ended
Mar. 31, 2019
Bank Borrowings
Bank Borrowings

11. Bank Borrowings

Bank borrowings consisted of the following:

	December 31,	March 31,
	2018	2019
	(in US$’000)
Non-current	26,739	26,763

The weighted average interest rate for outstanding bank borrowings for the year ended December 31, 2018 and the three months ended March 31, 2019 was 2.79% per annum and 2.94% per annum respectively. The carrying amounts of the Group’s bank borrowings are all denominated in HK$.

(i)           3-year term loan and 18-month revolving loan facilities

In November 2017, the Group through its subsidiary, entered into facility agreements with a bank for the provision of unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The credit facilities include (i) a HK$210,000,000  (US$26,923,000)  3-year term loan facility and (ii) a HK$190,000,000 (US$24,359,000) 18-month revolving loan facility. The term loan bears interest at 1.50% over the Hong Kong Interbank Offered Rate (“HIBOR”) per annum and an upfront fee of HK$1,575,000 (US$202,000). The revolving loan facility bears interest at 1.25% over HIBOR per annum. The term loan was drawn in May 2018 and is due in November 2020. Accordingly, the term loan is recorded under long-term bank borrowings as at December 31, 2018 and March 31, 2019. As at December 31, 2018 and March 31, 2019, no amount has been drawn from the revolving loan facility. These credit facilities are guaranteed by the Company.

(ii)         2-year revolving loan facilities

In August 2018, the Group through its subsidiary, entered into two separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$507,000,000 (US$65,000,000). The first credit facility is a HK$351,000,000 (US$45,000,000) revolving loan facility, with a term of 2 years and an annual interest rate of 1.35% over HIBOR. The second credit facility is a HK$156,000,000 (US$20,000,000) revolving loan facility, with a term of 2 years and an annual interest rate of 1.35% over HIBOR. These credit facilities are guaranteed by the Company. As at December 31, 2018 and March 31, 2019,  no amount has been drawn from either of the revolving loan facilities.

(iii)        3-year revolving loan facility

In November 2018, the Group through its subsidiary renewed a 3-year revolving loan facility with a bank in the aggregate amount of HK$234,000,000 (US$30,000,000) with an annual interest rate of 0.85% over HIBOR. This credit facility is guaranteed by the Company. As at December 31, 2018 and March 31, 2019, no amount has been drawn from the revolving loan facility.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	December 31,	March 31,
	2018	2019
	(in US$’000)
Not later than 1 year	—	—
Between 1 to 2 years	26,923	26,923
	26,923	26,923

As at December 31, 2018 and March 31, 2019, the Group had unutilized bank borrowing facilities of  HK$931,000,000 (US$119,359,000).